Additional Information - Schedule 1	12 Months Ended
Dec. 31, 2017
Additional Information - Schedule 1

ADDITIONAL INFORMATION - SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2016	2017
ASSETS
Current assets:
Cash and cash equivalents	$—	$—
Prepaid expenses and other current assets	1,864	633
Amounts due from subsidiaries	126,648	127,239

Total current assets	128,512	127,872

Investment in subsidiaries	133,001	145,780

TOTAL ASSETS	$261,513	$273,652

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$2,467	$8,977

Total current liabilities	$2,467	$8,977

Equity:
Ordinary shares ($0.00002 par value;
50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	16,159	31,120
Retained earnings	98,035	88,703

Total equity	259,046	264,675

TOTAL LIABILITIES AND EQUITY	$261,513	$273,652

The accompanying notes are an integral part of Schedule 1.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars, except share and per share data)

	Years ended December 31,
	2015	2016	2017
Net revenues	$—	$—	$—

Operating expenses:
General and administrative	85	(20)	(640)
Selling and marketing	—	—	—
Research and development	—	—	—

Total operating expenses	85	(20)	(640)

Other operating income	—	—	—

Income (Loss) from operations	85	(20)	(640)
Equity in Income (loss) income of subsidiaries	(12,680)	10,362	(2,182)
Change in fair value of the Put Option	(210)	(210)	(6,510)

(Loss) income before income taxes	(12,805)	10,132	(9,332)
Income taxes	—	—	—

Net (loss) income	(12,805)	10,132	(9,332)

Other comprehensive loss, net of tax
Foreign currency translation adjustment	(12,490)	(19,419)	14,961

Comprehensive (loss) income	$(25,295)	$(9,287)	$5,629

The accompanying notes are an integral part of Schedule 1.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Number	Amount
Balance at January 1, 2015	794,003,193	16	144,836	48,068	100,708	293,628
Foreign currency translation adjustments	—	—	—	(12,490)	—	(12,490)
Net loss	—	—	—	—	(12,805)	(12,805)

Balance at December 31, 2015	794,003,193	16	144,836	35,578	87,903	268,333
Foreign currency translation adjustments	—	—	—	(19,419)	—	(19,419)
Net income	—	—	—	—	10,132	10,132

Balance at December 31, 2016	794,003,193	$16	$144,836	$16,159	$98,035	$259,046
Foreign currency translation adjustments	—	—	—	10,344	—	10,344
Sale of a subsidiary	—	—	—	4,617	—	4,617
Net loss	—	—	—	—	(9,332)	(9,332)

Balance at December 31, 2017	794,003,193	$16	$144,836	$31,120	$88,703	$264,675

The accompanying notes are an integral part of Schedule 1.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data)

	Years ended December 31,
	2015	2016	2017
Operating activities:
Net (loss) income	$(12,805)	$10,132	$(9,332)
Adjustments to reconcile net loss to net cash provided in operating activities:
Change in fair value of the Put Option	210	210	6,510
Loss (income) on investment in subsidiaries	12,680	(10,362)	2,182
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(10)	1,005	1,231
Amounts due from subsidiaries	(74)	(986)	(591)

Net cash (used) provided in operating activities	1	(1)	—

Net (decrease) increase in cash and cash equivalents	1	(1)	—
Cash and cash equivalents at the beginning of the year	—	1	—

Cash and cash equivalents at the end of the year	$1	$—	$—

The accompanying notes are an integral part of Schedule 1.

PARENT COMPANY ONLY

NOTES TO THE CONDENSED FINANCIAL INFORMATION

(In thousands of U.S. dollars, except share and per share data)

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Parent Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries.

Comprehensive income includes net income and foreign currency translation adjustments. The Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses from its subsidiaries is reported as earnings from subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Parent Company is a tax-exempted company incorporated in the Cayman Island